Share-based compensation expense - Narrative (Details)				12 Months Ended
	May 11, 2022 shares	Mar. 07, 2022 shares	Apr. 15, 2020 $ / shares shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Nov. 16, 2022 shares	Jun. 30, 2022 shares	Mar. 29, 2021 shares	May 19, 2020 $ / shares	Dec. 31, 2019 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares (in shares)			597,774
Expense recognized | $				$ 50,637,000	$ 60,555,000	$ 42,928,000
Sale of stock, price per share (in USD per share) | $ / shares										$ 19.00
Number of shares reserved for issue under options and contracts for sale of shares (in shares)				11,700,000				782,700
Share-based compensation expense | $				$ 49,322,000	$ 60,480,000	$ 37,585,000
Number of shares granted to compensate holders "out-of-the-money" (in shares)						388,333
Awards vested or exercisable (in shares)					3,760,408
Number of awards outstanding (in shares)				10,755,494	6,640,200	4,276,973					1,020,434
Number of awards expired (in shares)				281,325	1,675	0
Weighted average exercise price of share options exercisable (in USD per share) | $ / shares				$ 18.77
Weighted average remaining life of exercisable shares				7 years 3 months 14 days
Fair value grant date (in USD per share) | $ / shares				$ 9.63	$ 28.22	$ 28.62
Shares vested (in shares)				708,184	88,935
Weighted average remaining contractual life of outstanding share options				8 years 5 months 15 days	8 years 8 months 12 days	9 years 3 months 14 days
Liabilities from share-based payment transactions | $				$ 450,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $				$ 31,849,000	$ 50,647,000	$ 33,355,000
Vesting period				3 years
Fair value grant date (in USD per share) | $ / shares				$ 6.24	$ 19.76	$ 21.27
Award life				10 years
Number of instruments granted in share-based payment arrangement		1,867,076
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting				25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting				25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting				25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting				25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Award life				10 years
Shares vested (in shares)				995,629	51,828
Number of instruments granted in share-based payment arrangement	1,298,700	570,340
Share Purchase Plan 2013 And Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings settlement (in USD per share) | $ / shares			$ 18.75
Expense recognized | $						$ 6,425,000
Share Purchase Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $				$ 0	$ 0	7,417,000
Incentive Plan 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $						$ 361,000
Number of common shares transferred to share-based equity plan (in shares)						356,144
Payments for withheld tax and social charges | $						$ 5,343,000
Strike price (in USD per share) | $ / shares					$ 19.00
Vesting period					4 years
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $				$ 50,439,000	$ 60,555,000	35,150,000
Vesting period					3 years
Number of shares reserved for issue under options and contracts for sale of shares (in shares)				2,437,884			2,207,550		6,000,000			16,027,550
Share-based compensation expense | $				$ 145,102,000	$ 95,978
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $				$ 31,849,000	$ 50,647,000	$ 33,355,000
Special Retention Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting				50.00%